Operating leases (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Operating lease income
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	₨ 45,325	₨ 231,012
Not later than one year [member]
Operating lease income
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	17,472	207,266
Later than one year and not later than five years [member]
Operating lease income
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	₨ 27,853	₨ 23,746